CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - UNAUDITED - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (10,856,373)	$ (10,184,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,948	2,082
Stock-based compensation	221,692	166,994
Foreign currency exchange (gains)/ losses	(136,504)	194,619
(Decrease) increase in liabilities:
Prepaid expenses and other current assets	(933,339)	(490,958)
Accounts payable and accrued expenses	(1,920,765)	(1,971,778)
Total adjustments	(2,766,968)	(2,099,041)
Net Cash Used in Operating Activities	(13,623,341)	(12,283,877)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares	12,366,469	1,993,529
Net Cash Provided by Financing Activities	12,366,469	1,993,529
Effect of Exchange Rates on Cash	46,779	26,157
Net Decrease in Cash	(1,210,093)	(10,264,191)
Cash, beginning of period	9,361,270	14,055,777
Cash, end of period	8,151,177	$ 3,791,586
Supplement cash flow information:
Ordinary Share Subscriptions Deposit received in December 2021	$ 1,120,000